Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Interest and loan related income, net	$ 78,030,000	$ 61,165,000	$ 162,133,000	$ 135,694,000	$ 290,224,878	$ 228,198,129	$ 113,400,046
Other income	346,000	116,000	500,000	240,000	789,124	924,057	849,233
Revenue	78,376,000	61,281,000	162,633,000	135,934,000	291,014,002	229,122,186	114,249,279
Provision for credit losses on finance receivables	31,000	11,168,000	38,000	39,833,000	81,619,163	99,389,395	47,386,408
Provision for repurchase liability		1,707,000		5,042,000	9,167,690	14,864,492	11,030,284
Change in fair value of finance receivables	(11,306,000)		(33,695,000)
Total provision					90,786,853	114,253,887	58,416,692
Net revenue	67,039,000	48,406,000	128,900,000	91,059,000	200,227,149	114,868,299	55,832,587
Expenses:
Salaries and employee benefits	14,694,000	8,762,000	28,966,000	17,014,000	44,195,527	23,679,971	13,568,122
Direct marketing costs	11,439,000	804,000	18,922,000	3,276,000	18,642,842	11,344,611	7,098,408
Interest expense and amortized debt issuance costs	6,385,000	5,242,000	10,856,000	11,649,000	20,666,947	21,875,764	10,336,612
Interest expense - related party		139,000	137,000	279,000	561,538	560,000	2,144,470
Professional fees	3,674,000	1,094,000	5,880,000	2,104,000	6,569,432	2,862,575	1,306,312
Depreciation and amortization	2,413,000	1,579,000	4,577,000	2,976,000	6,732,343	4,280,637	2,420,996
Technology costs	2,422,000	1,811,000	4,569,000	3,692,000	7,622,512	4,578,709	2,758,735
Payment processing fees	1,684,000	798,000	3,312,000	1,746,000	4,123,294	2,674,001	1,119,996
Occupancy	879,000	708,000	1,759,000	1,421,000	3,090,573	2,139,540	1,419,182
Management fees - related party	175,000		350,000		700,000
General, administrative and other	5,287,000	2,350,000	7,201,000	4,886,000	9,806,026	7,877,011	3,926,886
Total expenses	49,052,000	23,287,000	86,529,000	49,043,000	122,711,034	81,872,819	46,099,719
Net income	17,987,000	25,119,000	42,371,000	42,016,000	77,516,115	32,995,480	9,732,868
Preferred Units [Member]
Expenses:
Net income	$ 13,884,000	$ 20,141,000	$ 35,547,000	$ 36,252,000	$ 63,767,868	$ 29,074,287	$ 9,054,770
Earnings per unit:
Basic	$ 0.34	$ 0.49	$ 0.86	$ 0.88	$ 1.55	$ 0.71	$ 0.22
Diluted	$ 0.34	$ 0.49	$ 0.86	$ 0.88	$ 1.54	$ 0.71	$ 0.22
Weighted average units outstanding:
Basic	41,102,500	41,102,500	41,102,500	41,102,500	41,102,500	41,102,500	41,102,500
Diluted	41,331,004	41,102,500	41,331,004	41,102,500	41,316,959	41,102,500	41,102,500
Profit Unit Interest [Member]
Expenses:
Net income	$ 4,103,000	$ 4,978,000	$ 6,824,000	$ 5,764,000	$ 13,748,247	$ 3,921,193	$ 678,098
Earnings per unit:
Basic	$ 0.34	$ 0.49	$ 0.56	$ 0.58	$ 1.25	$ 0.40	$ 0.07
Diluted	$ 0.34	$ 0.49	$ 0.56	$ 0.58	$ 1.25	$ 0.40	$ 0.07
Weighted average units outstanding:
Basic	12,147,335	10,159,227	12,170,168	9,974,632	11,022,251	9,724,149	9,139,424
Diluted	12,147,335	10,159,227	12,170,168	9,974,632	11,022,251	9,724,149	9,139,424